INCOME TAXES - Provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Current income tax expense (benefit):
Federal
State	63	18
Foreign	68
Current income tax expense (benefit), Total	131	18
Deferred income tax expense (benefit):
Federal	16	(294)
State	6	12
Foreign	(278)
Deferred income tax expense (benefit), Total	(256)	(282)
Valuation allowance		364
Total income tax expense (benefit)	$ (125)	$ 100